STREAMLINING INITIATIVES	12 Months Ended
Jan. 02, 2016
STREAMLINING INITIATIVES
STREAMLINING INITIATIVES

NOTE 13:  STREAMLINING INITIATIVES

2015 Actions

In the second quarter of 2015, the Company announced that it signed a new distribution agreement for its operations in Latin America, including in Brazil, which will leverage the network of its new partner. As part of these actions, the Company completed the closure of its Company-operated stores during the third quarter of 2015 and no longer operates directly in Brazil. The Company recorded charges related to contract terminations, severance, non-cash asset impairment charges and other costs related to these actions.

On January 29, 2015, the Company announced that it is focusing its business on kate spade new york. As part of this business model, the Company discontinued KATE SPADE SATURDAY as a standalone business. The Company also announced a new business model for JACK SPADE to leverage the distribution network of its retail partners and expand its e-commerce platform. As part of these actions, KATE SPADE SATURDAY's Company-owned and three partnered store locations were substantially closed by the end of the second quarter of 2015. The Company also completed the closure of JACK SPADE's Company-owned stores. These actions resulted in restructuring charges related to contract assignment and termination costs, severance and non-cash asset impairment charges and were substantially completed in the second quarter of 2015.

2014 Actions

Based on a probability weighted approach, the Company recorded non-cash asset impairment charges in 2014 related to the then-likely closure of the KATE SPADE SATURDAY operations and JACK SPADE Company-owned stores, as discussed above.

In connection with the sale of the Juicy Couture IP and former Lucky Brand business, the Board of Directors of the Company approved various changes to its senior management, which resulted in charges related to severance in the first quarter of 2014. As discussed in Note 14 — Share-Based Compensation, the Company's Compensation Committee approved the continued vesting of unvested options and restricted stock awards without any required service period or the accelerated vesting of such awards for former employees, including former executive officers. In addition, as a result of the closure of the Company's former New York office as well as reduction of office space in the Company's office in North Bergen, NJ, the Company recorded charges related to asset impairment, contract terminations and other charges in 2014 and 2015.

The Company expects to pay approximately $7.7 million of accrued streamlining costs during 2016. The Company does not expect any significant restructuring charges in 2016. In addition, the Company expects to pay $2.7 million of accrued streamlining costs related to discontinued operations in 2016. A summary rollforward and components of the Company's streamlining initiatives were as follows:

In thousands	Payroll and Related Costs	Contract Termination Costs	Asset Write-Downs	Other Costs	Total
Balance at December 29, 2012	$4,559	$4,243	$—	$15,764	$24,566
2013 provision(a)	5,657	6	1,744	3,194	10,601
2013 asset write-downs	—	—	(1,744)	—	(1,744)
Translation difference	(7)	12	—	18	23
2013 spending(a)	(7,173)	(2,110)	—	(7,269)	(16,552)

Balance at December 28, 2013	3,036	2,151	—	11,707	16,894
2014 provision(a)	33,729	1,540	6,367	316	41,952
2014 asset write-downs	—	—	(6,367)	—	(6,367)
Translation difference	—	—	—	(3)	(3)
2014 spending(a)	(34,685)	(2,704)	—	(5,190)	(42,579)

Balance at January 3, 2015	2,080	987	—	6,830	9,897
2015 provision(a)	12,480	11,271	8,333	3,311	35,395
2015 asset write-downs	—	—	(8,333)	—	(8,333)
Translation difference	(1)	—	—	29	28
2015 spending(a)	(12,221)	(7,465)	—	(6,792)	(26,478)

Balance at January 2, 2016(b)	$2,338	$4,793	$—	$3,378	$10,509

(a)	Payroll and related costs provision and spending include $0.3 million, $17.3 million and $2.8 million in 2015, 2014 and 2013, respectively, of non-cash share-based compensation expense.
(b)	The balance in other costs at January 2, 2016 includes $2.2 million for a withdrawal liability incurred in 2011 related to a multi-employer pension plan that the Company will pay through June 1, 2016.

Expenses associated with the Company's streamlining actions were primarily recorded in SG&A in the Consolidated Statements of Income and impacted reportable segments and Corporate as follows:

	Fiscal Years Ended
In thousands	January 2, 2016	January 3, 2015	December 28, 2013
KATE SPADE North America	$19,056	$7,319	$791
KATE SPADE International	8,916	1,567	—
Adelington Design Group	1,832	982	272
Other(a)	5,591	32,084	9,538

Total	$35,395	$41,952	$10,601

(a)

Other consists of unallocated corporate restructuring costs and Juicy Couture and Lucky Brand restructuring charges principally related to distribution functions that are not directly attributable to Juicy Couture or Lucky Brand and therefore have not been included in discontinued operations.